Short-Term Borrowings And Long-Term Debt (Schedule Of Maturities Of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Schedule Of Short Term And Long Term Debt [Line Items]
2017	¥ 476,777
2018	681,205
2019	614,125
2020	460,707
2021	361,598
Thereafter	1,428,568
Long-term debt	¥ 4,022,980	¥ 4,059,104